Share-based payments (Details 1)	12 Months Ended
	Dec. 31, 2021 Share ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options and RSU’s Outstanding at January 1 | Share	9,505,140
Number of options and RSU’s Granted during the year | Share	14,559,520
Number of options and RSU’s forfeited during the year | Share	194,673
Number of options and RSU’s Exercised during the year | Share	4,834,730	[1]
Number of options and RSU’s Outstanding at December 31 | Share	19,035,257
Number of options and RSU’s Exercisable at December 31 | Share	3,562,192
Weighted average exercise price outstanding at January 1 | ₪ / shares	₪ 2.60
Weighted average exercise price granted during the year | ₪ / shares	2.06
Weighted average exercise price forfeited during the year | ₪ / shares	1.63
Weighted average exercise price exercised during the year | ₪ / shares	2.55	[1]
Weighted average exercise price outstanding at December 31 | ₪ / shares	2.20
Weighted average exercise price Exercisable at December 31 | ₪ / shares	₪ 3.07

[1]	Partly executed through cashless mechanism